Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note 33 – Leases

The Corporation enters in the ordinary course of business into operating and finance leases for land, buildings and equipment. These contracts generally do not include purchase options or residual value guarantees. The remaining lease terms of 0.1 to 32.0 years considers options to extend the leases for up to 20.0 years. The Corporation identifies leases when it has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.

The Corporation recognizes right-of-use assets (“ROU assets”) and lease liabilities related to operating and finance leases in its Consolidated Statements of Financial Condition under the caption of other assets and other liabilities, respectively. Refer to Note 14 and Note 19, respectively, for information on the balances of these lease assets and liabilities.

The Corporation uses the incremental borrowing rate for purposes of discounting lease payments for operating and finance leases, since it does not have enough information to determine the rates implicit in the leases. The discount rates are based on fixed-rate and fully amortizing borrowing facilities of its banking subsidiaries that are collateralized. For leases held by non-banking subsidiaries, a credit spread is added to this rate based on financing transactions with a similar credit risk profile.

On October 27, 2020, PB, the United States mainland banking subsidiary of the Corporation, authorized and approved a strategic realignment of its New York Metro branch network that resulted in eleven branch closures, of which nine were leased properties. The branch closures were completed on January 29, 2021. An impairment loss of ROU assets amounting to $15.9 million was recognized in connection with this transaction during the fourth quarter of 2020.

The following table presents the undiscounted cash flows of operating and finance leases for each of the following periods:

December 31, 2021
(In thousands)	2022	2023	2024	2025	2026	Later Years	Total Lease Payments	Less: Imputed Interest	Total
Operating Leases	$30,044	$27,956	$26,550	$23,619	$15,187	$50,912	$174,268	$(20,154)	$154,114
Finance Leases	3,402	3,491	3,589	3,701	3,350	5,501	23,034	(3,315)	19,719
The following table presents the lease cost recognized by the Corporation in the Consolidated Statements of Operations as follows:
	Years ended December 31,
(In thousands)	2021	2020	2019
Finance lease cost:
Amortization of ROU assets	$2,006	$2,215	$1,701
Interest on lease liabilities	1,044	1,185	1,194
Operating lease cost	29,970	31,674	30,664
Short-term lease cost	647	214	252
Variable lease cost	93	51	97
Sublease income	(70)	(113)	(113)
Net gain recognized from sale and leaseback transaction[1]	(7,007)	(5,550)	-
Impairment of operating ROU assets[2]	-	14,805	-
Impairment of finance ROU assets[2]	-	1,115	-
Total lease cost[3]	$26,683	$45,596	$33,795
[1]

During the quarter ended September 30, 2021, the Corporation recognized the transfer of two corporate office buildings as a sale. During the quarter ended June 30, 2020, the Corporation recognized the transfer of the Caparra Center as a sale. Since these sale and partial leaseback transactions were considered to be at fair value, no portion of the gain on sale was deferred.

[2]	Impairment loss recognized during the fourth quarter of 2020 in connection with the closure of nine branches as a result of the strategic realignment of PB’s New York Metro branch network.
[3]	Total lease cost is recognized as part of net occupancy expense, except for the net gain recognized from sale and leaseback transactions which was included as part of other operating income.
The following table presents supplemental cash flow information and other related information related to operating and finance leases.
	Years ended December 31,
(Dollars in thousands)	2021		2020		2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases[1]	$38,288		$41,650		$30,073
Operating cash flows from finance leases	1,044		1,185		1,200
Financing cash flows from finance leases[1]	2,852		3,145		1,726
ROU assets obtained in exchange for new lease obligations:
Operating leases[2]	$24,136		$14,975		$28,430
Finance leases	-		4,510		661
Weighted-average remaining lease term:
Operating leases	7.9	years	8.0	years	8.7	years
Finance leases	8.3	years	8.9	years	7.3	years
Weighted-average discount rate:
Operating leases	2.7%		3.0%		3.4%
Finance leases	5.0%		5.0%		5.9%
[1]

During the quarter ended March 31, 2021, the Corporation made base lease termination payments amounting to $7.8 million in connection with the closure of nine branches as a result of the strategic realignment of PB’s New York Metro branch network.

[2]

During the quarter ended September 30, 2021, the Corporation recognized a lease liability of $16.8 million and a corresponding ROU asset for the same amount as a result of the partial leaseback of two corporate office buildings.

As of December 31, 2021, the Corporation has an additional operating lease contract that has not yet commenced with an undiscounted contract amount of $2.3 million, which will have a lease term of 20 years.